October 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Mutual Funds (the “Registrant”)
(File Nos. 033-56094 and 811-07428)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 165 filed on October 31, 2012 to the Trust’s Registration Statement on Form N-1A.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2313.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment
cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000	ING Investments, LLC
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com